Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 5,920	$ 847
Cost of revenues	(5,752)	(823)
Gross profit	168	24
Operating expenses:
General and administrative expenses	(34,643)	(4,955)	(37,576)	(24,540)
Total operating expenses	(34,643)	(4,955)	(37,576)	(24,540)
Loss from continuing operations	(34,475)	(4,931)	(37,576)	(24,540)
Other income/(expenses):
Interest income, net				146
Gain from disposal of subsidiaries	48,986	7,005
Change in fair value of warrant liability	28,024	4,007	(57,066)	20,732
Other income, net			370	502
(Loss)/income from continuing operations before income taxes	42,535	6,081	(94,272)	(3,160)
Income tax benefit
Net (loss)/income from continuing operations	42,535	6,081	(94,272)	(3,160)
Discontinued operations:
Loss from discontinued operations before income taxes	(40,265)	(5,758)	(93,719)	(79,811)
Income tax expense, net
Loss from discontinued operations, net of tax	(40,265)	(5,758)	(93,719)	(79,811)
Net (loss)/income	2,270	323	(187,991)	(82,971)
Other comprehensive income/(loss):
Foreign currency translation adjustments	9,230	1,320	(689)	125
Total other comprehensive income/(loss)	9,230	1,320	(689)	125
Total comprehensive (loss)/income	¥ 11,500	$ 1,643	¥ (188,680)	¥ (82,846)
Net (loss)/income attributable to the Token Cat Limited’s ordinary shareholders per share
Basic from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.07	$ 0.01	¥ (0.18)	¥ (0.01)
Diluted from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	0.07	0.01	(0.18)	(0.01)
Basic from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.07)	(0.01)	(0.18)	(0.19)
Diluted from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.07)	$ (0.01)	¥ (0.18)	¥ (0.19)
Weighted average number of ordinary shares
Basic from continuing operations (in Shares)	569,105,909	569,105,909	520,221,825	406,802,365
Diluted from continuing operations (in Shares)	569,105,909	569,105,909	520,221,825	406,802,365
Basic from discontinued operations (in Shares)	569,105,909	569,105,909	520,221,825	406,802,365
Diluted from discontinued operations (in Shares)	569,105,909	569,105,909	520,221,825	406,802,365
Selling and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 27	$ 4	¥ 4,343	¥ 74
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	24,533	3,508	19,150	7,720
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses			4,901	1,752
Resale of automotive electronic components
Net revenues
Total net revenues	5,772	826
Advertising business
Net revenues
Total net revenues	¥ 148	$ 21